Derivative financial instruments - Composition of open transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) lb	Dec. 31, 2023 USD ($)
Disclosure of derivative financial instruments [Line Items]
Current derivative financial assets	$ 8,839	$ 0
Current derivative financial liabilities	$ 8,839
Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	5,000
Current derivative financial assets	$ 8,839
Settlement period one [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	2,000
Fixed Quotation	$ 10,185
Future quotation	8,344
Current derivative financial assets	$ 4,332
Settlement period two [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,500
Fixed Quotation	$ 10,109
Future quotation	8,350
Current derivative financial assets	$ 1,867
Settlement period three [Member] | Copper Price Hedging Instrument [Member]
Disclosure of derivative financial instruments [Line Items]
Quantity of commodity | lb	1,500
Fixed Quotation	$ 10,153
Future quotation	8,353
Current derivative financial assets	$ 2,640